Note 24 - Related Party Balances and Transactions (Details Textual)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Key management personnel compensation	$ 360,672	$ 360,023	$ 480,577
Number of share options granted in share-based payment arrangement	2,920,000	4,012,000	700,000
Borrowings, interest rate		12.00%
Proceeds from borrowings, classified as financing activities	$ 420,000	$ 1,460,000	$ 150,000
Repayments of borrowings	720,000	1,310,000	580,000
Two corporations under one related director [member] | Rent, administration, office charges and telecommunications [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	165,726	52,001	33,020
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 17,065	$ 3,121	$ 0
Number of share options granted in share-based payment arrangement	0	508,000	0
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions		$ 150,000	$ 50,000
Borrowings, interest rate	12.00%
Proceeds from borrowings, classified as financing activities	$ 420,000
Repayments of borrowings	720,000
Interest income (expense)	(42,133)	(4,586)	(351)
Weighted average fair value at measurement date, share options granted	$ 25,988	$ 0	$ 0